INVESTMENTS (Tables)	3 Months Ended
Dec. 31, 2025
INVESTMENTS
Schedule of investments in equity instruments classified as FVTPL

		December 31,		September 30,
	Quantity	2025	Quantity	2025
Chia Network Inc. (a)	19,860	$488,781	19,860	$488,781
NGRAVE NV (b)	—	—	138,966	196,881
		$488,781		$685,662
(a)	During the year ended September 30, 2021, pursuant to the Company’s Simple Agreement for Future Equity (“SAFE”) investment in Chia Network Inc. (“Chia”), the Company received 19,806 shares of Series B Stock priced at USD$15 per share, and the Company also exercised its participation rights and acquired 600 common shares of Chia at a price of USD$21.21. At September 30, 2025 and December 31, 2025, the Company estimated Chia’s fair market value to be $488,781 (2024 –488,781) and recognized an unrealized gain of $nil in the Interim Statements during the three-month period ended December 31, 2025. (2024 – $nil).
(b)	During the year ended September 30, 2022, the Company’s convertible loan to NGRAVE NV (“NGRAVE”) was converted into common shares of NGRAVE pursuant to its convertible loan agreement which resulted in the Company receiving 138,966 NGRAVE common shares at a deemed price of EUR 0.7936. As at September 30, 2025, the Company estimated NGRAVE’s fair market value to be $196,881 (2024 – $196,881) and recognized an unrealized gain of $nil in the Interim Statements during the year ended September 30, 2025 (2024 – unrealized gain of $115,905). During the three-month period ending December 31, 2025, NGRAVE completed a court sanctioned Silent Bankruptcy, resulting in the sale of NGRAVE’s assets and the dissolution of the company. As a result, the Company wrote off its NGRAVE investment resulting in a loss of $196,881 in the Interim Statements.

Schedule of activity of investments

Balance, September 30, 2024	$1,513,331
Proceeds from sales (net)	(827,227)
Realized loss on sale of investments	(442)
Balance, September 30, 2025	$685,662
Realized loss on investment	(196,881)
Balance, December 31, 2025	$488,781